Stockholders' Equity (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Stockholders' Equity Note [Abstract]
Outstanding, Shares, Beginning Balance	348,463	337,526
Granted	273,000	40,625
Exercised	$ 0	$ 0
Cancelled	(177,708)	(29,688)
Outstanding, Shares, Ending Balace	443,755	348,463
Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 19.26	$ 21.02
Weighted Average Exercise Price, Granted	$ 0.83	$ 6.68
Weighted Average Exercise Price, Exercised	$ 0.00	$ 0.00
Weighted Average Exercise Price, Cancelled	$ 15.28	$ 22.05
Outstanding, Weighted Average Exercise Price, Ending Balance	$ 9.52	$ 19.26
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 30,000